Current Assets - Trade and Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2023
Current Assets - Trade and Other Receivables, Net [Abstract]
Schedule of Current Assets - Trade and Other Receivables, Net
	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$

Trade receivables	971,220	203,737	664,315
Other receivables	457,989	624,614	313,263

	1,429,209	828,351	977,578